Equity-accounted investees - Summarized Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of joint ventures [line items]
Non-Current assets	$ 3,362,594	$ 3,606,210	[1]
Non-Current assets of which Vessel	3,238,435	3,522,010		$ 2,336,831		$ 2,470,076
Current Assets	802,249	521,141	[1]
Cash and cash equivalents	296,954	173,133	[1],[2]	143,648	[2]	$ 206,689	[2]
Non-current liabilities	1,536,938	1,579,706	[1]
Non-Current Liabilities Of which bank loans	1,173,944	1,421,465
Current liabilities	316,050	287,122	[1]
Net Carrying amount of interest in joint venture	50,322	43,182	[1]
Revenue	932,377	600,024	[3]	513,368	[3]
Income tax benefit (expense) (Note 7)	(602)	(238)	[3]	1,358	[3]
Profit/(loss) for the period	112,230	(110,070)	[2],[3],[4]	1,383	[2],[3],[4]
Other comprehensive income (100%)	(3,940)	(3,194)	[4]	995	[4]
Joint ventures
Disclosure of joint ventures [line items]
Non-Current assets	311,083	303,343		359,214
Non-Current assets of which Vessel	307,377	300,058		336,199
Current Assets	447,531	384,351		174,912
Cash and cash equivalents	6,913	6,227		8,608
Non-current liabilities	184,718	204,760		329,514
Non-Current Liabilities Of which bank loans	89,495	137,630		0
Current liabilities	474,085	397,250		150,083
Current Liabilities Of which bank loans	183,824	111,382		43,000
Net assets (100%)	99,811	85,685		54,530
Group's share of net assets	50,322	43,182		27,565
Shareholders loans to joint ventures	60,379	28,665		162,762
Net Carrying amount of interest in joint venture	50,322	43,182		30,595
Remaining shareholders loan to joint venture	60,379	28,665		159,732
Revenue	1,409,360	847,540		119,087
Depreciations and amortization	(36,988)	(36,213)		(36,142)
Interest expense	(12,764)	(10,161)		(2,052)
Income tax benefit (expense) (Note 7)	(3,405)	(3,412)		(2,976)
Profit/(loss) for the period	32,763	32,074		59,865
Other comprehensive income (100%)	(1,441)	(918)		966
Group's share of profit (loss) for the period	16,460	16,076		29,932
Group's share of other comprehensive income	$ (720)	$ (459)		$ 483
Kingswood Co. Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 530	$ 522		$ 629
Non-Current assets of which Vessel	0	0		0
Current Assets	0	0		0
Cash and cash equivalents	0	0		0
Non-current liabilities	0	0		0
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	10	6		111
Current Liabilities Of which bank loans	0	0		0
Net assets (100%)	520	516		518
Group's share of net assets	260	258		259
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	260	258		259
Remaining shareholders loan to joint venture	0	0		0
Revenue	0	0		0
Depreciations and amortization	0	0		0
Interest expense	0	0		0
Income tax benefit (expense) (Note 7)	0	0		0
Profit/(loss) for the period	(3)	(2)		(2)
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	(1)	(1)		(1)
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Seven Seas Shipping Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 0		$ 0
Non-Current assets of which Vessel	0	0		0
Current Assets	800	792		993
Cash and cash equivalents	800	696		689
Non-current liabilities	525	522		629
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	1	1		91
Current Liabilities Of which bank loans	0	0		0
Net assets (100%)	274	269		273
Group's share of net assets	137	134		137
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	137	134		137
Remaining shareholders loan to joint venture	0	0		0
Revenue	8	1		61
Depreciations and amortization	0	0		0
Interest expense	0	0		0
Income tax benefit (expense) (Note 7)	0	0		0
Profit/(loss) for the period	6	(5)		130
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	3	(2)		65
Group's share of other comprehensive income	$ 0	$ 0		$ 0
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 137,426	$ 154,553		$ 182,298
Non-Current assets of which Vessel	135,195	153,404		171,612
Current Assets	10,809	9,119		12,639
Cash and cash equivalents	1,701	484		4,062
Non-current liabilities	97,514	130,068		200,231
Non-Current Liabilities Of which bank loans	45,567	70,080		0
Current liabilities	26,370	24,400		766
Current Liabilities Of which bank loans	24,856	23,867		0
Net assets (100%)	24,351	9,205		(6,060)
Group's share of net assets	12,175	4,603		(3,030)
Shareholders loans to joint ventures	23,215	28,665		100,115
Net Carrying amount of interest in joint venture	12,175	4,603		0
Remaining shareholders loan to joint venture	23,215	28,665		97,085
Revenue	49,434	49,129		61,015
Depreciations and amortization	(18,209)	(18,209)		(18,209)
Interest expense	(4,633)	(3,857)		(90)
Income tax benefit (expense) (Note 7)	(1,588)	(1,585)		383
Profit/(loss) for the period	15,881	15,742		34,269
Other comprehensive income (100%)	(735)	(477)		0
Group's share of profit (loss) for the period	7,941	7,871		17,135
Group's share of other comprehensive income	$ (367)	$ (239)		$ 0
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 128,722	$ 147,962		$ 175,826
Non-Current assets of which Vessel	128,722	146,654		164,587
Current Assets	10,001	22,450		10,521
Cash and cash equivalents	917	2,561		1,968
Non-current liabilities	49,026	74,171		128,653
Non-Current Liabilities Of which bank loans	43,927	67,551		0
Current liabilities	27,318	23,699		687
Current Liabilities Of which bank loans	23,968	23,015		0
Net assets (100%)	62,379	72,542		57,007
Group's share of net assets	31,189	36,271		28,503
Shareholders loans to joint ventures	0	0		62,647
Net Carrying amount of interest in joint venture	31,189	36,271		28,503
Remaining shareholders loan to joint venture	0	0		62,647
Revenue	49,487	49,180		58,011
Depreciations and amortization	(17,933)	(17,933)		(17,933)
Interest expense	(4,482)	(3,733)		(1,961)
Income tax benefit (expense) (Note 7)	(1,573)	(1,611)		(3,359)
Profit/(loss) for the period	15,743	15,977		25,467
Other comprehensive income (100%)	(706)	(441)		966
Group's share of profit (loss) for the period	7,871	7,989		12,734
Group's share of other comprehensive income	$ (353)	$ (220)		$ 483
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 944	$ 306		$ 363
Non-Current assets of which Vessel	0	0		0
Current Assets	418,505	351,702		149,650
Cash and cash equivalents	3,246	2,487		1,889
Non-current liabilities	490	0		0
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	415,301	349,096		147,453
Current Liabilities Of which bank loans	135,000	64,500		43,000
Net assets (100%)	3,658	2,912		2,560
Group's share of net assets	2,227	1,774		1,559
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	2,227	1,774		1,559
Remaining shareholders loan to joint venture	0	0		0
Revenue	1,307,523	749,229		0
Depreciations and amortization	(67)	(71)		0
Interest expense	(3,292)	(2,571)		0
Income tax benefit (expense) (Note 7)	(243)	(216)		0
Profit/(loss) for the period	746	352		0
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	454	214		0
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Tankers International LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 0		$ 98
Non-Current assets of which Vessel	0	0		0
Current Assets	267	288		1,108
Cash and cash equivalents	0	0		0
Non-current liabilities	0	0		0
Non-Current Liabilities Of which bank loans	0	0		0
Current liabilities	51	48		975
Current Liabilities Of which bank loans	0	0		0
Net assets (100%)	216	240		232
Group's share of net assets	127	141		136
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	127	141		136
Remaining shareholders loan to joint venture	0	0		0
Revenue	0	0		0
Depreciations and amortization	0	0		0
Interest expense	0	0		0
Income tax benefit (expense) (Note 7)	0	0		0
Profit/(loss) for the period	(24)	10		0
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	(14)	6		0
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Non-Current assets	$ 21,833
Non-Current assets of which Vessel	21,833
Current Assets	1,573
Cash and cash equivalents	0
Non-current liabilities	18,390
Non-Current Liabilities Of which bank loans	0
Current liabilities	705
Current Liabilities Of which bank loans	0
Net assets (100%)	4,310
Group's share of net assets	2,155
Shareholders loans to joint ventures	18,390
Net Carrying amount of interest in joint venture	2,155
Remaining shareholders loan to joint venture	18,390
Revenue	938
Depreciations and amortization	(273)
Interest expense	(155)
Income tax benefit (expense) (Note 7)	0
Profit/(loss) for the period	310
Other comprehensive income (100%)	0
Group's share of profit (loss) for the period	155
Group's share of other comprehensive income	$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Non-Current assets	$ 21,628
Non-Current assets of which Vessel	21,628
Current Assets	5,577
Cash and cash equivalents	250
Non-current liabilities	18,773
Non-Current Liabilities Of which bank loans	0
Current liabilities	4,328
Current Liabilities Of which bank loans	0
Net assets (100%)	4,104
Group's share of net assets	2,052
Shareholders loans to joint ventures	18,773
Net Carrying amount of interest in joint venture	2,052
Remaining shareholders loan to joint venture	18,773
Revenue	1,970
Depreciations and amortization	(507)
Interest expense	(202)
Income tax benefit (expense) (Note 7)	0
Profit/(loss) for the period	104
Other comprehensive income (100%)	0
Group's share of profit (loss) for the period	52
Group's share of other comprehensive income	$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.